Share based compensations	12 Months Ended
Dec. 31, 2022
Share based compensations [Abstract]
Share based compensations

Note 14 - Share based compensations

In June and July 2021, the Company’s board of directors approved the issuance of options to purchase an aggregate of 285,422 Ordinary Shares, to be granted under the Company’s 2021 Share Option Plan (the “SOP”) to certain employees, directors and consultants, upon the successful completion of an initial public offering. Out of the total amount of 285,422, options to purchase an aggregate of 201,427 Ordinary Shares were approved on June 27, 2021 and options to purchase an aggregate of 83,995 Ordinary Shares were approved during July 2021. The options were granted in accordance with the “capital gains” under section 102 and section 3(i) of the Israeli Income Tax Ordinance.

Upon the completion of the IPO, on February 4, 2022, the Company issued the following options under the SOP: (i) options to purchase an aggregate of 71,496 Ordinary Shares to the former chairman of the Company’s board of directors, which options were exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and vest 8.33% at the end of each three month period of continuous services to the Company. The fair value of this grant was $90,085 calculated using the Black Scholes model; (ii) options to purchase an aggregate of 10,000 Ordinary Shares and options to purchase an aggregate of 2,500 Ordinary Shares to two of the Company’s directors, which options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and vest 6.25% at the end of each three month period of continuous services to the Company. The fair value of this grant was $15,750 calculated using the Black Scholes model; and (iii) options to purchase an aggregate of 169,588 Ordinary Shares to certain employees and consultants, which options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and will vest 50% on February 4, 2024 and thereafter 6.25% every three months period of continuous services to the Company. The fair value of this grant was $191,634 calculated using the Black Scholes model. Upon the end of term of the service agreement with Mr. Joseph Weiss in December 2022, options to purchase an aggregate of 53,622 Ordinary Shares were forfeited and returned to the pool.

On April 3, 2022, the Company issued options to purchase up to 31,838 Ordinary Shares under the SOP, to the Company’s Chief Financial Officer. The options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and vest 50% on April 3, 2024 and 6.25% every three months thereafter. The fair value of this grant was $10,204 calculated based on the Black Scholes model.

On December 28, 2022, the Company issued options to purchase up to 2,500 Ordinary Shares under the SOP, to one of the Company’s directors. The options are exercisable for a period of five years from their date of issuance, at a price of $4.20 per Ordinary Share, and will vest 50% on December 28, 2024 and 6.25% every three months thereafter. The exercise price of the options is $4.2 per Ordinary Share. The fair value of this grant was $188 calculated using the Black Scholes model.

A summary of the stock option activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2021	-
Granted	287,922	$4.2
Forfeited	(53,622)	4.2
Options outstanding as of December 31, 2022	234,300	$4.2
Options exercisable as of December 31, 2022	20,218	$4.2

As of December 31, 2022, the weighted-average remaining contractual life of the outstanding and exercisable options were 3.8 and 0.7 years.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2022. The following assumptions were applied in determining the options’ fair value on their grant date:

2022
Risk-free interest rate	4.5%-1.6%
Expected option term (years)	3.5-6.5
Expected share price volatility	36.1%-58.7%
Dividend yield	-
Weighted average grant date fair value	$1.07

As of December 31, 2022, the Company had 214,082 unvested options. As of December 31, 2022, the unrecognized compensation cost related to all unvested options of $168,893 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.25 years.